Leases - Supplemental Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 22,428	$ 27,240
Current operating lease liability	6,081	6,938
Non-current operating lease liability	17,151	$ 20,937
Total operating lease liabilities:	23,232
Inmobiliaria Buenaventuras, S.A. de C.V.
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	134
Current operating lease liability	108
Non-current operating lease liability	26
Total operating lease liabilities:	$ 134